UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:10/31/08

Item 1.  Schedule of Investments.

The Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
October 31, 2008 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 99.5%
		COMMODITY FUNDS - 7.3%
	796,547	Powershares DB Commodity Index Tracking Fund *	$ 20,224,328

		DEBT INDEX FUNDS - 44.7%
	633,827	iShares Lehman 7-10 Year Treaury Bond Fund	55,707,056
	157,000	iShares Lehman Treasury Inflation Protected Securities Fund	14,459,700
	716,616	Vanguard Short-Term Bond ETF	54,011,348
			124,178,104

		EQUITY INDEX FUNDS - 34.5%
	300,000	iShares Dow Jones US Consumer Goods Sector Index Fund	14,577,000
	390,000	iShares Dow Jones US Consumer Services Sector Index Fund	17,171,700
	307,500	iShares Dow Jones US Healthcare Sector Index Fund	16,755,675
	1,954,428	Powershares Dynamic Large Cap Growth Portfolio	23,159,972
	523,500	Vanguard Small-Cap Growth ETF	24,143,820
			95,808,167

		FOREIGN INDEX FUNDS - 13.0%
	411,035	iShares MSCI Canada Index Fund	7,883,651
	770,000	iShares MSCI Japan Index Fund	6,922,300
	220,942	iShares MSCI Mexico Investable Market Index Fund	6,827,108
	646,000	iShares MSCI Singapore Index Fund	4,541,380
	547,998	iShares MSCI Switzerland Index Fund	10,066,723
			36,241,162

		TOTAL EXCHANGE TRADED FUNDS (Cost $326,893,737)	276,451,761

		SHORT-TERM INVESTMENTS - 0.2%
	416,148	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 0.89%**, 11/1/08 (Cost $416,148)	416,148

		TOTAL INVESTMENTS - 99.7% (Cost $327,309,885) (a)	$ 276,867,909
		OTHER ASSETS AND LIABILITIES - 0.3%	948,128
		NET ASSETS - 100.0%	$ 277,816,037

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 1,703,893
		Unrealized Depreciation:	(52,145,869)
		Net Unrealized Depreciation:	$ (50,441,976)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	276,451,761	-
Level 2 - Other Significant Observable Inputs	416,148	-
Level 3 - Significant Unobservable Inputs	0	-
Total	276,867,909	-
* Other financial instruments include futures, forwards and swap contracts.

The Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
October 31, 2008 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 101.9%
		COMMODITY FUNDS - 14.6%
	62,301	Powershares DB Commodity Index Tracking Fund *	$ 1,581,822

		DEBT FUNDS - 32.2%
	13,905	iShares Lehman 7-10 Year Treasury Bond Fund	1,222,110
	11,472	iShares Lehman Treasury Inflation Protected Securities Fund	1,056,571
	16,090	Vanguard Short-Term Bond ETF	1,212,703
			3,491,384

		EQUITY INDEX FUNDS - 45.2%
	23,900	iShares Dow Jones US Consumer Goods Sector Index Fund	1,161,301
	27,400	iShares Dow Jones US Consumer Services Sector Index Fund	1,206,422
	21,250	iShares Dow Jones US Healthcare Sector Index Fund	1,157,913
	19,775	Powershares QQQ	650,400
	15,750	Vanguard Small Cap Growth Fund	726,390
			4,902,426

		FOREIGN INDEX FUNDS - 9.9%
	10,899	iShares MSCI Canada Index Fund	209,043
	23,400	iShares MSCI Japan Index Fund	210,366
	6,420	iShares MSCI Mexico Investable Market Index Fund	198,378
	29,400	iShares MSCI Singapore Index Fund	206,682
	13,500	iShares MSCI Switzerland Index Fund	247,995
			1,072,464

		TOTAL EXCHANGE TRADED FUNDS (Cost $13,144,004)	11,048,096

		SHORT-TERM INVESTMENTS - 6.1%
	663,307	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 0.89%**, 11/08 (Cost $663,307)	663,307

		TOTAL INVESTMENTS - 108.0% (Cost $13,807,311) (a)	$ 11,711,403
		OTHER ASSETS AND LIABILITIES - (8.0%)	(868,033)
		NET ASSETS - 100.0%	$ 10,843,370

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 67,936
		Unrealized Depreciation:	(2,163,844)
		Net Unrealized Depreciation:	$ (2,095,908)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	11,048,096	-
Level 2 - Other Significant Observable Inputs	663,307	-
Level 3 - Significant Unobservable Inputs	0	-
Total	11,711,403	-
* Other financial instruments include futures, forwards and swap contracts.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS
October 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 47.07% ^
		ADVERTISING/MARKETING SERVICES - 0.39%
	22,700	Interpublic Group of Cos, Inc. *	$ 117,813
	4,300	Omnicom Group, Inc.	127,022
			244,835

		AEROSPACE/DEFENSE - 0.81%
	2,700	Esterline Technologies Corp. *	97,335
	2,500	Goodrich Corp.	91,400
	6,700	Northrop Grumman Corp.	314,163
			502,898

		AGRICULTURE - 0.54%
	1,100	Lorillard, Inc.	72,446
	2,900	Philip Morris International, Inc.	126,063
	2,000	Universal Corp.	79,180
	900	UST, Inc.	60,831
			338,520

		AIRLINES - 0.10%
	2,400	Alaska Air Group *	59,280

		APPAREL - 0.75%
	16,800	Jones Apparel Group, Inc.	186,648
	5,200	Oxford Industries, Inc.	70,044
	7,900	Perry Ellis International, Inc. *	77,341
	51,800	Quicksilver, Inc. *	134,162
			468,195

		ASSET ALLOCATION ETFs - 1.69%
	51,100	PowerShares DB G10 Currency Harvest Fund *	1,050,105

		BANKS - 0.72%
	800	Capital One Financial Corp.	31,296
	2,200	Community Bank Sysytem, Inc.	54,890
	6,600	First Bancorp (Puerto Rico)	67,452
	5,300	First Commonwealth Financial Corp.	58,618
	4,000	First Financial Bancorp.	53,800
	1,100	Northern Trust Corp.	61,941
	3,600	Old National Bancorp (IN)	68,184
	1,100	UMB Financial Corp.	49,863
			446,044

		BEVERAGES - 1.51%
	3,500	Anheuser-Busch Cos, Inc.	217,105
	20,200	Coca-Cola Enterprises, Inc.	203,010
	26,500	Constellation Brands, Inc. *	332,310
	8,000	Pepsi Bottling Group, Inc.	184,960
			937,385

		BIOTECHNOLOGY - 0.25%
	1,800	Amgen, Inc. *	107,802
	700	Genzyme Corp. *	51,016
			158,818

		BUILDING MATERIALS - 0.45%
	9,189	Apogee Enterprises, Inc.	90,604
	10,300	NCI Building Systems, Inc. *	191,683
			282,287

		CHEMICALS - 0.92%
	1,400	Airgas, Inc.	53,704
	900	CF Industries Holdings, Inc.	57,771
	2,300	Eastman Chemicals Co.	92,897
	1,200	FMC Corp.	52,248
	2,200	PPG Industries, Inc.	109,076
	9,300	Terra Industries, Inc.	204,507
			570,203

		COAL - 0.20%
	3,300	Massey Energy Co.	76,197
	3,200	Patriot Coal Corp. *	50,656
			126,853

		COMMERCIAL SERVICES - 1.33%
	4,700	Korn Ferry International *	65,283
	7,700	Manpower, Inc.	239,701
	600	Mastercard, Inc.	88,692
	3,800	Navigant Consulting, Inc. *	61,446
	4,100	Rent-A-Center, Inc. (TX) *	59,860
	400	Strayer Education, Inc.	90,508
	6,900	United Rentals, Inc. *	70,725
	8,250	Volt Information Sciences, Inc. *	63,113
	5,800	Western Union Co. (The)	88,508
			827,836

		COMMODITY ETFs - 5.85%
	88,400	PowerShares DB Commodity Index Tracking Fund *	2,244,476
	51,499	PowerShares DB Gold Fund *	1,398,198
			3,642,674

		COMPUTERS - 0.67%
	1,300	Affiliated Computer Services, Inc. *	53,300
	6,900	Computer Sciences Corp. *	208,104
	7,400	NetApp, Inc. *	100,122
	3,310	Western Digital Corp. *	54,615
			416,141

		COSMETICS/PERSONAL CARE - 0.57%
	5,500	Avon Products, Inc.	136,565
	1,300	Colgate-Palmolive Co.	81,588
	2,100	Proctor & Gamble Co.	135,534
			353,687

		DISTRIBUTION/WHOLESALE - 0.48%
	6,700	School Specialty, Inc. *	140,700
	4,300	Tech Data Corp. *	92,235
	1,600	Watsco, Inc.	65,744
			298,679

		DIVERSIFIED FINANCIAL SERVICES - 0.49%
	19,000	Discover Financial Services	232,750
	3,700	Charles Schwab Corp. (The)	70,744
			303,494

		ELECTRIC - 0.71%
	3,300	Avista Corp.	65,538
	1,800	FirstEnergy Corp.	93,888
	2,700	Hawaiian Electric Industries, Inc.	71,874
	4,000	MDU Resources Group Inc.	72,840
	2,500	Southern Co.	85,850
	4,600	TECO Energy, Inc.	53,084
			443,074

		ELECTRIC COMPONENTS - 0.12%
	2,100	Hubbell, Inc.	75,327

		ELECTRONICS - 1.09%
	2,100	Analogic Corp.	92,736
	15,780	Arrow Electronics, Inc. *	275,361
	21,000	CTS Corp.	146,790
	22,000	Methode Electronics, Inc.	166,980
			681,867

		ENGINEERING AND CONSTRUCTION - 0.15%
	5,300	EMCOR Group, Inc. *	94,181

		ENVIRONMENTAL CONTROL - 0.35%
	14,500	Allied Waste Industries, Inc. *	151,090
	2,900	Tetra Tech, Inc. *	63,771
			214,861

		FIXED INCOME ETFs - 5.03%
	17,900	iShares iBoxx Investment Grade Corporate Bond Fund	1,568,935
	2,975	iShares JPMorgan USD Emerging Markets Bond Fund	219,912
	3,500	iShares S&P National Municipal Bond Fund	336,245
	22,100	SPDR DB International Government Inflation-Protected Bond ETF	1,003,340
			3,128,432

		FOOD - 1.63%
	2,100	McCormick & Co., Inc.	70,686
	1,000	Ralcorp Holdings, Inc. *	67,680
	9,200	Safeway, Inc.	195,684
	3,000	JM Smucker Co. (The)	133,680
	2,100	Spartan Stores, Inc.	56,679
	13,600	SUPERVALU, Inc.	193,664
	2,900	Tootsie Roll Industries, Inc.	72,123
	8,300	Whole Foods Market, Inc.	88,976
	5,100	Sara Lee Corp.	57,018
	2,960	SYSCO Corp.	77,552
			1,013,742

		FOREST PRODUCTS & PAPER - 0.10%
	1,700	Plum Creek Timber Co., Inc.	63,376

		GAS - 0.16%
	1,000	Laclede Group, Inc. (The)	52,320
	2,100	UGI Corp.	50,127
			102,447

		HAND MACHINE TOOLS - 0.10%
	1,400	Lincoln Electric Holdings, Inc.	60,410

		HEALTHCARE-PRODUCTS - 0.50%
	4,800	American Medical Systems Holdings, Inc. *	51,936
	6,400	Cooper Cos, Inc. (The)	105,472
	2,100	Covidien Ltd.	93,009
	1,400	Varian Medical Systems, Inc. *	63,714
			314,131

		HEALTH CARE-SERVICES - 0.92%
	3,700	Centene Corp. *	69,708
	21,400	Tenet Healthcare Corp. *	93,732
	10,500	WellPoint, Inc. *	408,135
			571,575

		HOME BUILDERS - 0.86%
	12,900	DR Horton, Inc.	95,202
	23,300	Hovnanian Eneterprises, Inc. *	99,957
	17,300	Lennar Corp.	133,902
	4,200	Meritage Homes Corp. *	57,666
	6,500	Toll Brothers, Inc. *	150,280
			537,007

		HOME FURNISHINGS - 0.43%
	19,650	La-Z-Boy, Inc.	113,577
	3,300	Whirlpool Corp.	153,945
			267,522

		HOUSEHOLD PRODUCTS - 0.62%
	6,700	American Greetings Corp.	78,256
	14,100	Blyth, Inc.	121,260
	1,800	Church & Dwight Co., Inc.	106,362
	1,300	Kimberly-Clark Corp.	79,677
			385,555

		INSURANCE - 1.15%
	400	ACE Ltd.	22,944
	3,600	Cincinnati Financial Corp.	93,564
	35,200	Harford Financial Services Group, Inc.	363,264
	3,600	Marsh & McLennan Cos, Inc.	105,552
	91	Reinsurance Group of America, Inc.	3,371
	3,000	Travelers Cos, Inc. (The)	127,650
			716,345

		INTERNET - 0.43%
	2,900	NetFlix, Inc. *	71,804
	15,700	Symantec Corp. *	197,506
			269,310

		IRON STEEL - 0.61%
	7,700	Material Sciences Corp. *	37,961
	9,200	United States Steel Corp.	339,296
			377,257

		MACHINERY-CONSTRUCTION & MINING - 0.11%
	2,400	Joy Global, Inc.	69,552

		MACHINERY-DIVERSIFIED - 0.21%
	3,400	Deere & Co.	131,104

		MEDIA - 0.71%
	4,000	DIRECTV Group, Inc. (The) *	87,560
	4,800	Meredith Corp.	92,976
	7,100	Scholastic Corp.	131,847
	3,800	John Wiley & Sons, Inc.	132,164
			444,547

		MINING - 0.23%
	12,500	Alcoa, Inc.	143,875

		MISCELLANEOUS MANUFACTURING - 1.58%
	7,500	Ceradyne, Inc. *	176,250
	3,200	Dover Corp.	101,664
	6,600	Federal Signal Corp.	56,166
	5,000	Honeywell International, Inc.	152,250
	2,900	Leggett & Platt, Inc.	50,344
	1,700	Mathews International Corp.	75,871
	1,500	SPX Corp.	58,110
	1,700	Teleflex, Inc.	90,083
	9,400	Textron, Inc.	166,380
	3,700	Tredegar Corp.	54,464
			981,582

		OIL & GAS - 0.64%
	1,750	Cimarex Energy Co.	70,805
	2,950	ENSCO International, Inc.	112,130
	2,300	Encore Acquisition Co. *	71,645
	1,400	Hess Corp.	84,294
	4,400	Patterson-UTI Energy, Inc.	58,388
			397,262

		OIL & GAS SERVICES - 0.10%
	5,000	Matrix Service Co. *	61,250

		PACKING AND CONTAINERS - 0.08%
	2,000	Sunoco Products Co.	50,360

		PHARMACEUTICALS - 1.32%
	1,800	Alpharma, Inc. *	56,358
	1,100	Barr Pharmaceuticals, Inc. *	70,686
	2,320	Forest Laboratories, Inc. *	53,894
	2,470	Eli Lilly & Co.	83,535
	2,000	Perrigo Co.	68,000
	4,820	Pfizer, Inc.	85,362
	14,100	Savient Pharmaceuticals, Inc. *	67,116
	17,000	Schering-Plough Corp.	246,330
	4,700	Valeant Pharmaceuticals International *	88,219
			819,500

		PIPELINES - 0.78%
	3,600	BioMed Realty Trust, Inc.	50,580
	22,600	DiamondRock Hospitality Co.	117,068
	2,100	Equity Residential	73,353
	2,200	HCO, Inc.	65,846
	1,300	Health Care REIT, Inc.	57,863
	2,700	Liberty Property Trust	64,395
	2,700	UDR, Inc.	53,352
			482,457

		RETAIL - 4.62%
	2,600	Abercrombie & Fitch Co.	75,296
	1,800	Advance Auto Parts, Inc.	56,160
	6,200	American Eagle Outfitters, Inc.	68,944
	10,900	AnnTaylor Stores Corp. *	137,013
	1,100	AutoNation, Inc. *	7,557
	3,100	BJ's Wholesale Club, Inc. *	109,120
	29,877	Borders Group, Inc.	101,283
	12,000	Brown Shoe Co., Inc.	126,480
	24,600	Christopher & Banks Corp.	128,412
	14,900	Gap, Inc. (The)	192,806
	4,700	Jo-Ann Stores, Inc. *	90,052
	20,500	Liz Claiborne, Inc.	167,075
	29,800	Macy's, Inc.	366,242
	1,100	McDonalds's Corp.	63,723
	3,800	JC Penney Co., Inc.	90,896
	5,800	Phillips-Van Heusen Corp.	142,158
	14,800	RadioShack Corp.	187,368
	33,300	Ruby Tuesday, Inc. *	80,253
	18,000	Stage Stores, Inc.	138,780
	4,100	Staples, Inc.	79,663
	5,440	Wal-Mart Stores, Inc.	303,606
	3,400	Walgreen Co.	86,564
	9,400	Williams-Sonoma, Inc.	77,832
			2,877,283

		SEMICONDUCTORS - 0.96%
	2,700	Altera Corp.	46,845
	18,800	Intersil Corp.	257,372
	2,500	Linear Technology Corp.	56,700
	3,300	MKS Instruments, Inc. *	61,215
	7,100	Micrel, Inc.	52,185
	5,600	Qlogic Corp. *	67,312
	3,100	Xilinx, Inc.	57,102
			598,731

		SOFTWARE - 0.32%
	16,700	Take - Two Inetractive Software, Inc.	198,062

		TELECOMMUNICATIONS - 0.84%
	27,100	ADC TeleCommunications, Inc. *	171,814
	11,400	Ciena Corp. *	109,554
	9,500	Frontier Communications Corp.	72,295
	2,300	Qualcomm, Inc.	87,998
	11,100	Windstream Corp.	83,361
			525,022

		TRANSPORTATION - 1.12%
	2,100	Arkansas Best Corp.	61,299
	800	Burlington Northern Santa Fe Corp.	71,248
	2,300	CSX Corp.	105,156
	1,700	Con-way, Inc.	57,868
	2,500	JB Hunt Transport Services, Inc.	71,075
	1,600	Norfolk Southern Corp.	95,904
	1,660	Union Pacific Corp.	110,838
	1,000	United Parcel Service, Inc.	52,780
	3,700	Werner Enterprises, Inc.	72,594
			698,762

		WATER - 0.77%
	6,800	American States Water Co.	232,628
	13,600	Aqua America, Inc.	244,800
			477,428

		TOTAL COMMON STOCKS (Cost $32,090,835)	29,301,130

		EXCHANGE TRADED COMMODITY PRODUCTS - 17.80% ^
	122,600	ETFS Aluminium *	707,709
	255,483	ETFS Coffee *	648,927
	403,900	ETFS Corn *	702,786
	465,196	ETFS Lean Hogs *	696,631
	182,900	ETFS Live Cattle *	1,491,092
	506,196	ETFS Natural Gas *	707,409
	93,304	ETFS Sugar *	1,131,778
	10,500	ETFS Short Copper *	931,350
	5,400	ETFS Short Cotton *	468,396
	7,300	ETFS Short Crude Oil *	475,887
	12,000	ETFS Short Gasoline *	955,560
	3,800	ETFS Short Heating Oil *	236,626
	5,702	ETFS Short Nickel *	534,106
	6,100	ETFS Short Silver *	465,979
	5,700	ETFS Short Soybean Oil *	472,587
	4,948	ETFS Short Zinc *	452,841
		TOTAL COMMODITY EXCHANGE
		TRADED PRODUCTS (Cost $11,214,406)	11,079,664

		EXCHANGE TRADED NOTES - 0.07% ^
	1,100	Market Vectors-Renminbi/USD ETN * (Cost $43,967)	42,900

	Contracts***		Value
		PURCHASED OPTIONS ON FUTURES - 3.64% ^
	25	S&P 500 Index E-Mini Future Call	92,000
		Expiration November 2008, Exercise Price $930
	25	S&P 500 Index E-Mini Future Put	328,500
		Expiration November 2008, Exercise Price $1,230
	25	S&P 500 Index E-Mini Future Call	21,125
		Expiration December 2008, Exercise Price $1,100
	25	S&P 500 Index E-Mini Future Call	2,625
		Expiration December 2008, Exercise Price $1,210
	50	S&P 500 Index E-Mini Future Put	635,250
		Expiration December 2008, Exercise Price $1,220
	25	S&P 500 Index E-Mini Future Put	447,125
		Expiration December 2008, Exercise Price $1,325
	25	S&P 500 Index E-Mini Future Put	478,375
		Expiration December 2008, Exercise Price $1,350
	50	S&P 500 Index E-Mini Future Put	63,000
		Expiration December 2008, Exercise Price $800
	50	S&P 500 Index E-Mini Future Put	77,000
		Expiration December 2008, Exercise Price $830
	50	S&P 500 Index E-Mini Future Put	120,250
		Expiration December 2008, Exercise Price $900

		TOTAL PURCHASED OPTIONS ON FUTURES (Cost $1,047,550)	2,265,250

	Principal
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 47.45% ^
	$ 1,000,000	FGLMC Mortgage, 6.000%	998,998
	3,750,000	Federal Home Loan Bank, 3.375% due 2/27/2013	3,630,188
	123,000	Freddie Mac, 5.000% due 11/13/2014	124,710
	2,000,000	Freddie Mac, 4.625% due 10/25/2012	2,033,150
	1,000,000	Freddie Mac, 4.875% due 6/13/2018	983,150
	2,000,000	Fannie Mae, 4.750% due 11/19/2012	2,050,700
	765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	767,543
	500,000	Federal National Mortgage Association, 6.250% due 2/1/2011	518,525
	824,038	Federal National Mortgage Association, 5.500% due 8/1/2020	823,333
	22,836	Federal National Mortgage Association, 5.500% due 10/1/2021	22,795
	81,435	Federal National Mortgage Association, 5.500% due 8/1/2022	81,272
	4,000,000	United States Treasury Inflation Indexed Bonds, 3.875% due 1/15/2009+	5,284,280
	6,200,000	United States Treasury Inflation Indexed Bonds, 2.000% due 4/15/2012 +	6,323,636
	6,500,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018 +	5,896,305
		TOTAL U.S. GOVERNMENT AND AGENCY
		OBLIGATIONS (Cost $31,452,872)	29,538,585

	Shares		Value
		SHORT-TERM INVESTMENTS - 1.25%
	784,607	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 0.89%**, 11/1/08 (Cost $784,607)	784,607

		TOTAL INVESTMENTS - 117.28% (Cost $76,634,237) (a)	$ 73,012,136
		OTHER ASSETS AND LIABILITIES - (17.28)%	(10,762,832)
		NET ASSETS - 100.0%	$ 62,249,304

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,762,716
		Unrealized Depreciation:	(6,384,817)
		Net Unrealized Depreciation:	$ (3,622,101)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2008.
***	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+	All or a portion of this security is segrgated as collateral for securities sold subject to repurchase.
^	All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.

	Principal		Value
		REVERSE REPURCHASE AGREEMENTS
	$ 5,422,442	Goldman Sachs: (Collateralized by US Treasury Tips; 1.625%, 1/15/2018);
		1.30% due 11/3/2008; (Proceeds $5,422,442); ($5,423,813 Due at Maturity)	$ 5,422,442

	6,121,179	Goldman Sachs: (Collateralized by US Treasury Tips; 2.00%, 4/15/2012);
		1.30% due 11/3/2008; (Proceeds $6,121,179); ($6,122,726 Due at Maturity)	6,121,179

	451,173	Goldman Sachs: (Collateralized by US Treasury Tips; 1.625%, 1/15/2018);
		1.25% due 11/3/2008; (Proceeds $451,173); ($451,267 Due at Maturity)	451,173

	2,609,873	Goldman Sachs: (Collateralized by US Treasury Tips; 3.875%, 1/15/2009);
		1.25% due 11/3/2008; (Proceeds $2,609,873); ($2,610,417 Due at Maturity)	2,609,873

		Total Reverse Repurchase Agreements	$ 14,604,667

	Long (Short)		Unrealized
	Contracts		Gain / (Loss)
		OPEN LONG FUTURES CONTRACTS
	8	S&P Midcap 400 E-Mini Future December 2008	$ (147,280)
		(Underlying Face Amount at Value $454,720)
	6	Japanese Yen Future December 2008	45,000
		(Underlying Face Amount at Value $760,500)
	17	E-Mini MSCI Emerging Markets December 2008	(209,920)
		(Underlying Face Amount at Value $492,830)
	11	Russell Mini Future December 2008	(176,240)
		(Underlying Face Amount at Value $591,250)

		Total Net Unrealized Loss from Open Long Futures Contracts	(488,440)

		OPEN SHORT FUTURES CONTRACTS
	(10)	Australian Dollar Future December 2008	124,810
		(Underlying Face Amount at Value $665,600)
	(7)	British Pound Future December 2008	56,701
		(Underlying Face Amount at Value $704,638)
	(9)	Canadian Dollar Future December 2008	83,450
		(Underlying Face Amount at Value $749,250)
	(4)	Euro FX Future December 2008	69,650
		(Underlying Face Amount at Value $673,000)
	(50)	S&P E-Mini Future December 2008	(336,013)
		(Underlying Face Amount at Value $2,418,125)
	(12)	New Zealand Dollar Future December 2008	73,860
		(Underlying Face Amount at Value $699,480)
	(6)	Swiss Franc Future December 2008	5,250
		(Underlying Face Amount at Value $649,800)
	(72)	US 10 Year Future December 2008	204,592
		(Underlying Face Amount at Value $8,141,616)
	(19)	US Long Bond Future December 2008	130,180
		(Underlying Face Amount at Value $2,149,375)
	(35)	CBOE VIX Future November 2008	(355,450)
		(Underlying Face Amount at Value $1,909,950)

		Total Net Unrealized Gain from Open Short Futures Contracts	57,030

		Total Net Unrealized Loss from Open Futures Contracts	$ (431,410)

	Contracts***		Value
		SCHEDULE OF OPTIONS WRITTEN
	25	S&P 500 Index E-Mini Future Call	$ 125
		Expiration November 2008, Exercise Price $1,330
	25	S&P 500 Index E-Mini Future Put	194,250
		Expiration November 2008, Exercise Price $1,120
	25	S&P 500 Index E-Mini Future Put	13,375
		Expiration November 2008, Exercise Price $800
	50	S&P 500 Index E-Mini Future Call	81,000
		Expiration December 2008, Exercise Price $1,050
	25	S&P 500 Index E-Mini Future Call	625
		Expiration December 2008, Exercise Price $1,290
	25	S&P 500 Index E-Mini Future Call	313
		Expiration December 2008, Exercise Price $1,325
	25	S&P 500 Index E-Mini Future Call	63
		Expiration December 2008, Exercise Price $1,410
	25	S&P 500 Index E-Mini Future Call	-
		Expiration December 2008, Exercise Price $1,450
	100	S&P 500 Index E-Mini Future Call	284,000
		Expiration December 2008, Exercise Price $995
	50	S&P 500 Index E-Mini Future Put	217,000
		Expiration December 2008, Exercise Price $1,000
	50	S&P 500 Index E-Mini Future Put	373,250
		Expiration December 2008, Exercise Price $1,100
	25	S&P 500 Index E-Mini Future Put	293,500
		Expiration December 2008, Exercise Price $1,200
	25	S&P 500 Index E-Mini Future Put	305,500
		Expiration December 2008, Exercise Price $1,210
	100	S&P 500 Index E-Mini Future Put	89,000
		Expiration December 2008, Exercise Price $750
	50	S&P 500 Index E-Mini Future Put	74,500
		Expiration December 2008, Exercise Price $825

		Total Options Written (Proceeds $1,045,525)	$ 1,926,500

	*** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
			Unrealized
			Gain / (Loss)
		EQUITY BASKET SWAP
		Short Equity Basket Swap, Goldman Sachs - 13 month agreement
		to receive depreciation of custom stock basket vs. appreciation of
		custom stock basket plus 1month LIBOR - 70 Bps.
		(Notional Amount $13,829,756)	$ (518,364)

		Total Net Unrealized Loss from Equity Basket Swaps	(518,364)

		VARIANCE SWAP
		Equity Variance Swap, Goldman Sachs - November 21, 2008
		to receive payment if realized volatility for duration of agreement is
		less than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $524,999)	(1,092,721)

		Total Net Unrealized Loss from Variance Swaps	(1,092,721)

		Total Net Unrealized Loss on Swap Agreements	$ (1,611,085)

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	42,688,944	(2,357,910)
Level 2 - Other Significant Observable Inputs	30,323,192	(1,611,085)
Level 3 - Significant Unobservable Inputs	0
Total	73,012,136	(3,968,995)
* Other financial instruments include futures, forwards, swap contracts and written options.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/22/08

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/22/08